ACQUISITION (DETAILS)	3 Months Ended																12 Months Ended								12 Months Ended
	Dec. 28, 2012 USD ($)		Sep. 28, 2012 USD ($)		Jun. 29, 2012 USD ($)		Mar. 30, 2012 USD ($)		Dec. 30, 2011 USD ($)		Sep. 30, 2011 USD ($)		Jul. 01, 2011 USD ($)		Apr. 01, 2011 USD ($)		Dec. 28, 2012 USD ($)		Dec. 28, 2012 CAD	Dec. 30, 2011 USD ($)		Dec. 31, 2010 USD ($)		Dec. 28, 2012 Apptis acquisition [Member] USD ($)	Dec. 28, 2012 Flint acquisition [Member] USD ($) employees offices	Dec. 28, 2012 Flint acquisition [Member] CAD	Dec. 30, 2011 Flint acquisition [Member] USD ($)		Dec. 28, 2012 Flint acquisition [Member] Maximum [Member]	Dec. 28, 2012 Flint acquisition [Member] Minimum [Member]
Business acquisition [Line Items]
Business acquisition - date of acquisition agreement																									May 14, 2012	May 14, 2012
Cash paid to acquire entity																									$ 1,240,000,000	1,240,000,000
Acquisition-related expenses			800,000	[1]	(11,300,000)	[1]	(5,600,000)	[1]					(1,000,000)				(16,100,000)			(1,000,000)		(11,900,000)			(16,100,000)
Preliminary allocation of purchase price [Abstract]
Cash and cash equivalents																								18,000,000	4,000,000
Trade and other receivables																								60,000,000	544,000,000
Inventory																									61,000,000
Other current assets																								8,000,000	32,000,000
Investments in and advances to unconsolidated joint ventures																									147,000,000
Property and equipment																								20,000,000	420,000,000
Other long-term assets																								10,000,000	10,000,000
Customer relationships, contracts and backlog																								60,000,000	159,000,000
Trade names																								4,000,000	94,000,000
Other																									13,000,000
Total amount allocated to identifiable intangible assets																								64,000,000	266,000,000
Current liabilities																								(76,000,000)	(244,000,000)
Net deferred tax liabilities																								(5,000,000)	(77,000,000)
Long-term debt																									(236,000,000)
Long-term liabilities																								(16,000,000)	(31,000,000)
Total identifiable net assets acquired																								83,000,000	896,000,000
Goodwill																								200,000,000	456,000,000
Total purchase price																								283,000,000	1,352,000,000
Estimated useful life - customer relationships, contracts and backlog																													13 years 0 months 0 days	1 year 0 months 0 days
Estimated useful life - trade name and other																	12 years		12 years										40 years 0 months 0 days	1 year 0 months 0 days
Estimated useful life - favorable leases and other																													13 years 0 months 0 days	1 year 0 months 0 days
Estimated useful life - other intangible assets																													40 years 0 months 0 days	3 years 0 months 0 days
Tax-deductible portion of acquired goodwill	223,200,000								316,500,000								223,200,000			316,500,000				64,000,000
Business acquisition [Abstract]
Business acquisition - date of acquisition agreement																									May 14, 2012	May 14, 2012
Business acquisition - cost of acquired entity per share																										25.00
Business acquisition - cost of acquired entity cash paid																									1,240,000,000	1,240,000,000
Business acquisition - liabilities assumed																	175,000,000		175,000,000						175,000,000	175,000,000
Business acquisition - number of employees acquired																									11,000	11,000
Business acquisition - number of offices acquired																									80	80
Business acquisition - revenues	2,972,700,000		2,947,600,000		2,690,700,000		2,361,500,000		2,393,200,000		2,471,700,000		2,360,300,000		2,319,800,000		10,972,500,000			9,545,000,000		9,177,100,000			1,500,000,000
Business acquisition - operating income	171,400,000	[2],[3]	203,600,000	[2]	149,500,000	[2]	161,400,000	[2]	114,100,000	[4]	(620,200,000)	[3],[4]	150,600,000	[4]	132,100,000	[4]	685,900,000	[5]		(223,400,000)	[5]	544,400,000	[5]		61,200,000
Business acquisition, pro forma information [Abstract]
Revenues																									11,785,800,000		11,128,700,000
Net income including noncontrolling interests																									409,100,000		(429,800,000)
Net income attributable to URS																									292,900,000		(558,300,000)
Basic EPS																									$ 3.94		$ (7.22)
Diluted EPS																									$ 3.93		$ (7.22)
Business acquisition, pro forma nonrecurring adjustments [Abstract]
Acquisition-related expense																									27,700,000		(27,500,000)	[6]
Voting interest percentage in unconsolidated joint venture arising from acquisition																									50.00%	50.00%
Excess fair value over underlying equity interest																									128,500,000
Intangible assets																									38,000,000
Other indebtedness																									31,600,000
Other indebtedness that was repaid																									110,300,000
Amortization of acquired intangible assets																									34,100,000
Amortization of intangible assets associated with unconsolidated joint ventures																									$ 5,900,000

[1]	For the year ended December 28, 2012, we recorded acquisition-related expenses in connection with our acquisition of Flint. See further discussion in Note 8, “Acquisitions.”
[2]	For the first quarter of 2012, we revised our operating income from $163.9 million, as previously reported in our 10-Q, to $161.4 million due to the reclassification of a $2.5 million gain recognized on foreign currency forward contracts from “General and administrative expenses” to “Other income (expenses)” on our Consolidated Statements of Operations. This revision had no impact on net income attributable to URS or EPS.
[3]	The operating income (loss) for the three##D<curpermonth> months ended ##D<priorperiod> includes a $798.1 million goodwill impairment charge.
[4]	In October 2010, we received notice of a ruling on the priority of claims against a bankrupt client made by one of our unconsolidated joint ventures related to the SR-125 road project in California. The judge ruled against our joint venture’s position, finding that its mechanic’s lien did not have priority over the senior lenders. As a result of the court’s decision, we recorded a pre-tax non-cash asset impairment charge of $25.0 million for the year ended December 31, 2010. During the second quarter of 2011, we recognized a $9.5 million favorable claim settlement on this project.
[5]	The operating income (loss) for the year ended December 30, 2011 included an $825.8 million goodwill impairment charge. See Note 9, “Goodwill and Intangible Assets” for more information.
[6]	Included in the pro forma results for the year ended December 30, 2011 is a nonrecurring adjustment related to URS and Flint acquisition-related expenses. These expenses were included in the fiscal year 2011 pro forma results as if the acquisition occurred at the beginning of that fiscal year.